Fees Summary	Jan. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,750,000,000
Previously Paid Amount	0
Total Fee Amount	267,925
Total Offset Amount	0
Net Fee	$ 267,925